Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
Schedule of amounts due to officers

	December 31,	December 31,
	2023	2022
Ralph Hofmeier:
Unsecured advances due to officer	$2,253	$56,400
Accrued salaries	148,985	86,265
Total due to Ralph Hofmeier	151,238	142,665

Irma Velazquez:
Unsecured advances due to officer	7,341	10,393
Accrued salaries	126,688	69,434
Total due to Irma Velazquez	134,029	79,827
Total amounts due to officers	$285,267	$222,492